Average Annual Total Returns (Vanguard Energy Index Fund Retail)	Vanguard Energy Index Fund Vanguard Energy Index Fund - Admiral Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard Energy Index Fund Vanguard Energy Index Fund - Admiral Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Energy Index Fund Vanguard Energy Index Fund - Admiral Shares 9/1/2013 - 8/31/2014	MSCI US IMI Energy Vanguard Energy Index Fund Vanguard Energy Index Fund - Admiral Shares 9/1/2013 - 8/31/2014	MSCI US IMI Energy 25 50 Vanguard Energy Index Fund Vanguard Energy Index Fund - Admiral Shares 9/1/2013 - 8/31/2014	Spliced US IMI Energy 25 50 Vanguard Energy Index Fund Vanguard Energy Index Fund - Admiral Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	25.78%	25.25%	15.01%	25.72%	25.93%	25.93%
Five Years	15.13%	14.82%	12.27%	14.28%	none	14.21%
Since Inception	11.64%	11.39%	9.70%	11.51%		11.47%